Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Vessels and equipment	$ 43,268	$ 73,750
Tax losses carried forward	360,547	427,656
Other	28,973	32,012
Total deferred tax assets	432,788	533,418
Deferred tax liabilities:
Vessels and equipment	12,514	19,555
Long-term debt	2,295	22,008
Other	19,954	30,519
Total deferred tax liabilities	34,763	72,082
Net deferred tax assets	398,025	461,336
Valuation allowance	(385,431)	(442,504)
Net deferred tax assets	$ 12,594	$ 18,832